Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Vident International Equity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident International Equity Strategy ETF NAV
Average Annual Return, Percent	27.06%	12.82%	7.90%
Vident U.S. Bond Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Bond Strategy ETF NAV
Average Annual Return, Percent	2.82%	(0.24%)	1.66%
Vident U.S. Equity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Equity Strategy ETF NAV
Average Annual Return, Percent	16.01%	17.91%	11.25%
Morningstar Global Markets ex-US NR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US NR USD
Average Annual Return, Percent	15.32%	8.99%	7.61%
Vident Core Int'l Equity Index/Vident Int'l Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident Core Int’l Equity Index/Vident Int’l Equity Index
Average Annual Return, Percent	29.12%	14.43%	9.02%
Morningstar Global Markets ex-US Large-Mid Cap NR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Large-Mid Cap NR USD
Average Annual Return, Percent	15.25%	9.04%	7.50%
FTSE Broad Investment-Grade (BIG) Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Broad Investment-Grade (BIG) Bond Index
Average Annual Return, Percent	3.16%	(0.69%)	1.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%	14.74%	14.60%
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S Equity Index
Average Annual Return, Percent	16.62%	19.92%	12.27%
Morningstar US Market TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Average Annual Return, Percent	15.95%	14.14%	14.11%